LEASES - Maturities of finance lease liabilities (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Years ending December 31
2023	$ 1,139,231
2024	851,940	$ 1,275,119
2025	744,939	863,280
2026	542,661	785,386
2027	79,047	597,933
2027		190,283
Total minimum lease payments	3,357,818	3,712,001
Less amount representing interest	(541,914)	(622,004)
Present value of minimum lease payments	2,815,904	3,089,997
Less current portion	(898,027)	(1,008,587)	$ (926,104)
Finance lease liabilities, less current portion	$ 1,917,877	$ 2,081,410	$ 866,853